Net Finance Costs - Summary of Net Finance Costs (Detail) - USD ($) $ in Millions		6 Months Ended		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019
Interest expense using the effective interest rate method:
Interest on bank loans, overdrafts and all other borrowings		$ 593	$ 660	$ 1,296
Interest capitalised at 4.51% (31 December 2018: 4.94%; 30 June 2019: 4.96%)	[1]	(155)	(109)	(248)
Interest on lease liabilities		48	23	47
Discounting on provisions and other liabilities		256	223	470
Other gains and losses:
Fair value change on hedged loans		(12)	106	729
Fair value change on hedging derivatives		(6)	(148)	(809)
Exchange variations on net debt		12	11	6
Other		5	6	19
Total financial expenses		741	772	1,510
Financial income
Interest income		(217)	(239)	(446)
Net finance costs		$ 524	$ 533	$ 1,064

[1]	Interest has been capitalised at the rate of interest applicable to the specific borrowings financing the assets under construction or, where financed through general borrowings, at a capitalisation rate representing the average interest rate on such borrowings.